TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Temporary Equity
As of December 31, 2020, the Company had the following preferred stock on the Balance Sheet:

	Authorized	Issued and outstanding	Carrying Value	Liquidation Preference/Redemption Value
	December 31,	December 31,	December 31,	December 31,
	2020	2020	2020	2020
Series A preferred stocks	11,296,649	11,075,128	2,988,788	3,000,000
Series A-1 preferred stocks	2,124,239	2,124,239	986,529	1,000,000
Series B preferred stocks	4,149,641	4,149,641	1,500,000	1,500,000
Series B-1 preferred stocks	2,124,241	2,124,241	1,000,000	1,000,000
Series B-2 preferred stocks	14,523,750	14,523,750	6,971,930	7,000,000
Series C preferred stocks	11,438,289	11,113,266	9,445,233	9,500,002
Series D preferred stocks	7,376,285	7,376,285	9,972,537	10,000,001
Series E preferred stocks	8,327,431	8,327,431	15,000,000	15,000,000
Series F preferred stocks	12,876,359	12,876,359	39,131,983	39,131,983
Total	74,236,884	73,690,340	$86,997,000	$87,131,986

Schedule of Stockholders Equity
Stockholders’ equity/ (deficit):

	Authorized		Issued		Outstanding
	December 31,		December 31,		December 31,
	2021	2020	2021	2020	2021	2020
Stocks of $0.0001, par value each:
Common stocks	500,000,000	100,634,071	119,017,380	18,189,937	119,017,380	16,275,609

Schedule of Shares Reserved for Issuance
The Company has reserved the following shares of common stock for issuance:

	December 31,
	2021	2020
Options outstanding	11,302,275	13,204,528
Options available for future option grants	208,704	1,548,562
Total	11,510,979	14,753,090